Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Other Liabilities

	12.31.2017	12.31.2016
Non-current
Termination payment plans	15,740,729	28,273,858

Total	15,740,729	28,273,858

	12.31.2017	12.31.2016
Current
Termination payment plans	21,351,249	22,559,784
Dividends with minority shareholders	7,948,017	6,134,322
Others	2,617,592	628,162

Total	31,916,858	29,322,268

Loma Negra C.I.A.S.A. [member]
Disclosure of Other Liabilities

	12.31.2017	12.31.2016
Non-current
Termination payment plans	14,865,351	27,252,775

Total	14,865,351	27,252,775